Debt - Schedule of Long-Term Debt, Net of Current Portion (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total Long-term obligations	$ 8,654,750		$ 9,176,932
Less: current portion	(1,134,533)		(1,255,277)
Total long-term debt, net of current portion	7,520,217	[1]	7,921,655	[1]
Long-term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt, net of current portion	7,520,217		7,921,655
Russian Ruble [Member]
Debt Instrument [Line Items]
Total Long-term obligations	5,152,258		5,340,541
Russian Ruble [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	3,845,766		2,938,742
Russian Ruble [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	7.50%		7.50%
Rate p.a., maximum %	14.60%		14.00%
Russian Ruble [Member] | Bonds Issue [Member]
Debt Instrument [Line Items]
Total Long-term obligations	1,306,303		2,401,563
Russian Ruble [Member] | Bonds Issue [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	8.30%		8.30%
Rate p.a., maximum %	13.00%		11.30%
Russian Ruble [Member] | Corporate Lenders [Member]
Debt Instrument [Line Items]
Total Long-term obligations	189		236
Russian Ruble [Member] | Corporate Lenders [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %	0.00%		0.00%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Total Long-term obligations	2,894,725		3,248,319
U.S. Dollar [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	1,877,063		2,224,030
U.S. Dollar [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	1.70%		1.90%
Rate p.a., maximum %	10.90%		7.90%
U.S. Dollar [Member] | Corporate Lenders [Member]
Debt Instrument [Line Items]
Total Long-term obligations	13,698		20,325
U.S. Dollar [Member] | Corporate Lenders [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	5.10%		0.00%
Rate p.a., maximum %	9.00%		8.40%
U.S. Dollar [Member] | Syndicated Loan [Member]
Debt Instrument [Line Items]
Total Long-term obligations	1,003,964		1,003,964
U.S. Dollar [Member] | Syndicated Loan [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %	5.70%		5.30%
Euro [Member]
Debt Instrument [Line Items]
Total Long-term obligations	607,300		585,274
Euro [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	607,300		585,274
Euro [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	1.10%		1.00%
Rate p.a., maximum %	6.80%		7.30%
Turkish Lira [Member]
Debt Instrument [Line Items]
Total Long-term obligations	467		2,798
Turkish Lira [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	$ 467		$ 2,798
Turkish Lira [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %	8.50%		11.90%

[1]	See Note 13